Stockholder’s Deficit (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2023
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	15,924,202
Preferred stock, shares authorized	5,000,000	5,000,000	5,972,716
Contractual term	10 years	10 years
Common Stock Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock upon cashless exercise of stock option, shares	92,211	92,211
Exercise price	$ 0.70
Contractual term	10 years
Common Stock Warrants [Member] | 2023 Notes Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock upon cashless exercise of stock option, shares			92,211
Exercise price			$ 0.46
Contractual term			10 years
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000		3,580
Common Stock Contingent Obligation [Member]
Class of Stock [Line Items]
Common stock capital